Leases - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Sep. 30, 2018	Sep. 30, 2017	Jan. 01, 2019
Right-of-use asset		$ 40,004			$ 43,200
Lease incentives and prepaid or deferred rent					15,700
Operating lease liability		5,850			2,800
Non current lease liability		53,642			$ 56,100
Operating lease rent expense		$ 5,200
Rent expense	$ 600		$ 5,800	$ 5,300
Lessee operating lease remaining lease term		13 years 3 months 18 days
Lessee operating lease, Percent		3.32%
Minimum
Operating lease, term of contract		1 year
Lessee renewal term		1 year
Lessor renewal term		1 year
Maximum
Operating lease, term of contract		22 years
Lessee renewal term		5 years
Operating lease, term of contract		81 years
Lessor renewal term		5 years